Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Allowances for doubtful accounts	$ 1,621	$ 1,768	$ 3,574
Temporary equity, par value per share		$ 0.001	$ 0.001
Temporary equity, shares issued		0	238,096
Temporary equity, shares outstanding		0	238,096
Common Class A [Member]
Common stock, par or stated value per share (in USD per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	900,000,000	900,000,000	900,000,000
Common stock, shares, issued (in shares)	46,422,308	45,886,065	0
Common stock, shares, outstanding (in shares)	46,422,308	45,886,065	0
Common Class B [Member]
Common stock, par or stated value per share (in USD per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares, issued (in shares)	98,204,522	98,204,522	0
Common stock, shares, outstanding (in shares)	98,204,522	98,204,522	0